As filed with the Securities and Exchange Commission on September 22, 2005
                                     Investment Company Act file number 811-3955


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                    NEW YORK DAILY TAX FREE INCOME FUND, INC.

               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: April 30

Date of reporting period: July 31, 2005

ITEM 1:   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 2005
================================================================================

                                                                                                                      Ratings (a)
    Face                                                                        Maturity               Value               Standard
   Amount                                                                         Date     Yield     (Note 1)      Moody's & Poor's
   ------                                                                         ----     -----      ------       ------- --------
Tax Exempt Commercial Paper (1.08%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  New York State Dormitory Authority (Columbia Univesity) -
-----------  Series 2005C                                                       08/03/05   2.40%   $  5,000,000               A1+
                                                                                                   ------------
  5,000,000  Total Tax Exempt Commercial Paper                                                        5,000,000
-----------                                                                                        ------------
Tax Exempt General Obligation Notes & Bonds (12.57%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,565,268  Guilderland, NY CSD BAN - Series A (b)                             07/06/06   3.75%   $  1,579,408
  8,940,000  Herricks Union School District, NY  (b)                            12/01/05   2.05       8,971,458
    800,000  Irvington, NY Union Free School District RAN (b)                   08/15/05   2.55         800,364
  6,000,000  Irvington, NY Union Free School District TAN (b)                   06/23/06   2.70       6,054,779
    625,000  Irvington, NY Union Free School District BAN (b)                   08/15/05   2.55         625,378
  7,611,500  Jamesville - Dewitt, NY Central School District BAN - Series A     09/08/05   1.67       7,621,862               A1
    980,000  Kiryas Joel, NY Union Free School District BAN (b)                 07/11/06   3.40         983,584
  9,000,000  MTA Transit Facilities 1998 B Special Obligation
             Credit Enhanced - Series CP - 1
             LOC ABN Amro Bank, N.A.                                            09/07/05   2.45       9,000,000     P-1       A1+
  7,670,000  New Jersey & New York ABN Amro Municipal Tops
             Certificates Trust - Series 2002 -33
             LOC Dexia CLF                                                      11/02/05   2.54       7,670,000     VMIG-1
  3,000,000  NY Tobacco Settlement Funding Corp. (b)
             Insured by AMBAC Indemnity Corp.                                   06/22/06   2.85       3,000,000
  4,000,000  New York, Boces of Monroe County (b)                               06/29/06   2.80       4,033,625
  3,000,000  New York, Boces of Broome, Delaware, TIOGA (b)                     06/30/06   2.80       3,025,277
  5,000,000  Pittsford, NY CSD BAN - Series 2004 (b)                            10/14/05   3.00       5,011,944
-----------                                                                                         -----------
 58,191,768  Total Tax Exempt General Obligation Notes & Bonds                                       58,377,679
-----------                                                                                         -----------

Variable Rate Demand Instruments (c) (85.40%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  Commonwealth of Puerto Rico
             Public Improvement Bonds TOCs - Series 2001
             Insured by FSA                                                     07/01/19   2.34%   $  5,000,000               A1+
  1,200,000  Dutchess County, NY IDA Civic Facilities RB
             (Trinity - Pawling School Corporation)
             LOC Allied Irish Bank                                              10/01/32   2.35       1,200,000     VMIG-1
  2,300,000  Erie County, NY IDA (Hauptman - Woodard Project) - Series 2004 (c)
             LOC Key Bank, N.A.                                                 03/01/24   2.42%      2,300,000
  1,000,000  Islip, NY IDA RB (Brentwood Distributor Co. Facility)
             - Series 1984 (c), LOC Fleet Bank                                  05/01/09   2.45       1,000,000
  2,990,000  Jay Street Development Corporation, NY
             (Jay Street Project) - Series A-4
             LOC  Depfa Bank PLC                                                05/01/22   2.26       2,990,000     VMIG-1    A1+
  1,000,000  Long Island Power Authority, NY RB (Electric System) -
             Series 2, Subseries 2-B
             LOC Bayerische Landesbank, A. G.                                   05/01/33   2.26       1,000,000     VMIG-1    A1+
    600,000  Long Island Power Authority, NY RB (Electric System)
             LOC Bayerische Landesbank/Ladesbank Baden Wurtemburg               05/01/33   2.29         600,000     VMIG-1    A1+
 26,250,000  Long Island Power Authority, NY RB (Electric System) -
             Series 7, Subseries 7-B
             Insured by MBIA Insurance Corp.                                    04/01/25   2.29      26,250,000     VMIG-1    A1+
  1,775,000  Long Island Power Authority, NY RB (Electric System) -Series F
             FSA Insured                                                        12/01/29   2.30       1,775,000     VMIG-1    A1+
  2,500,000  Monroe County, NY IDA - Series A
             LOC Wachovia Bank & Trust Company, N.A.                            06/01/29   2.36       2,500,000     VMIG-1
  3,745,000  Nassau County, NY Interim Finance Authority - Series 1104
             Insured by AMBAC Indemnity Corp.                                   11/15/12   2.34       3,745,000               A1
    910,000  Nassau County, NY IDA (Cold Spring Harbor Project) - Series 1999   01/01/34   2.31         910,000
  3,200,000  New York City, NY - Series 2004, Subseries H-8
             LOC Westdeutsche Landesbank                                        03/01/34   2.30       3,200,000     VMIG-1    A1
  1,200,000  New York City, NY GO  - Series E-3
             LOC Westdeutche Landesbank                                         08/01/23   2.26       1,200,000     VMIG-1    A1+
  1,000,000  New York City, NY GO  - Series E-4
             LOC State Street Bank & Trust Company                              08/01/21   2.26       1,000,000     VMIG-1    A1+
  2,500,000  New York City, NY GO  - Series E-4
             LOC State Street Bank & Trust Company                              08/01/22   2.26       2,500,000     VMIG-1    A1+
  3,500,000  New York City, NY (West End Towers) - Series 2004
             Guaranteed by Federal National Mortgage Association                05/15/34   2.35       3,500,000      P-1      A1
  2,350,000  New York City, NY GO - Series F-3
             LOC Morgan Guaranty Trust Company                                  02/15/13   2.27       2,350,000     VMIG-1    A1+
  1,700,000  New York City, NY GO - Series H-3
             FSA Insured                                                        08/01/23   2.26       1,700,000     VMIG-1    A1+
  4,500,000  New York City, NY GO - Series H-4
             Insured by AMBAC Indemnity Corp.                                   08/01/15   2.34       4,500,000     VMIG-1    A1
  4,000,000  New York City, NY GO - Series J, Subseries J-2
             LOC Westdeutsche Landesbank                                        02/15/16   2.29       4,000,000     VMIG-1    A1+
  3,400,000  New York City, NY GO Bonds - Series B-9
             LOC Chase Manhattan Bank, N.A.                                     08/15/23   2.29       3,400,000      P-1      A1+
  3,000,000  New York City, NY GO Fiscal 1993 - Series A-6
             LOC Landesbank Hessen                                              08/01/19   2.29       3,000,000     VMIG-1    A1+
  1,500,000  New York City, NY GO Trust Receipts SGB33 - Series 1 1996F
             Insured by FSA                                                     02/01/19   2.36       1,500,000               A1+
  1,300,000  New York City, NY HDC (Columbus Apartment Project) - Series 1995A
             Collateralized by Federal National Mortgage Association            03/15/25   2.29       1,300,000               A1+
  5,800,000  New York City, NY HDC Residential RB
             (Montefiore Medical Center) - Series 1993A
             LOC Chase Manhattan Bank, N.A.                                     05/01/30   2.27       5,800,000               A1
  1,555,000  New York City, NY IDA Civic Facilities RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York                                               05/01/11   2.55       1,555,000     VMIG-1
  4,725,000  New York City, NY IDA Civic Facilities RB
             (American Society Technion Project)
             LOC Allied Irish Bank                                              10/01/33   2.29       4,725,000     VMIG-1
 18,900,000  New York City, NY IDA Civic Facilities RB (Center for Jewish History)
             LOC  Allied Irish Bank                                             09/01/31   2.31      18,900,000     VMIG-1
  3,865,000  New York City, NY IDA Civic Facilities RB (Convent Sacred Heart School)
             LOC Allied Irish Bank                                              11/01/32   2.39       3,865,000     VMIG-1
 17,900,000  New York City, NY IDA Special Facility RB
             (Korean Airlines Company Limited Project) - Series 1997B
             LOC Rabobank Nederland                                             11/01/24   2.35      17,900,000     VMIG-1    A1+
  1,586,600  New York City, NY IDRB (Abigal Press Inc., Project) - Series 2002
             LOC JPMorgan Chase & Co.                                           12/01/18   2.38       1,586,600               A1+
  2,700,000  New York City, NY MHRB (Peter Cintron Apartments) - Series C
             LOC Key Bank, N.A.                                                 06/15/37   2.37       2,700,000               A1
  5,700,000  New York City, NY Housing Development Corporation
             MHRB (941 Hoe Avenue Apartment)
             LOC Key Bank, N.A.                                                 06/15/37   2.37       5,700,000               A1
 10,000,000  New York City, NY MTA RB -  Series G-1
             Insured by AMBAC Indemnity Corp.                                   11/01/26   2.24      10,000,000     VMIG-1    A1+
  5,000,000  New York City, NY Municipal Water Finance Authority RB
             Municipal Securities Trust Receipts
             Insured by MBIA Insurance Corp.                                    06/15/23   2.36       5,000,000               A1+
  5,600,000  New York City, NY Trust for Cultural Resources
             (The Museum of Broadcasting)
             LOC KBC Bank                                                       05/01/14   2.25       5,600,000     VMIG-1    A1+
  2,495,000  New York City, NY Trust for Cultural Resources - Series 950
             Insured by FGIC                                                    02/01/34   2.34       2,495,000     VMIG-1
  7,035,000  New York City, NY Trust for Cultural Resources
             (Carnegie Hall) - Series 1990
             LOC Depfa Bank PLC                                                 12/01/15   2.40       7,035,000     VMIG-1    A1+
  9,500,000  New York Local Government Assistance Corporation - Series 4V
             Insured by FSA                                                     04/01/22   2.25       9,500,000               A1+
 12,155,000  New York State Development Corporation (Eagle)                     07/01/16   2.36      12,155,000               A1+
  1,695,000  New York State Dormitory Authority (Cornell University) -
             Series 1990B                                                       07/01/25   2.31       1,695,000     VMIG-1    A1+
    990,000  New York State Dormitory Authority (Merlots) - Series A30
             Insured by AMBAC Indemnity Corp.                                   02/15/18   2.36         990,000     VMIG-1
  3,495,000  New York State Dormitory Authority RB (Mental Health System) -
             Series 2003
             LOC Morgan Guaranty Trust Company                                  02/15/21   2.30       3,495,000               A1+
  2,500,000  New York State Dormitory Authority RB
             (Columbia University) - Series B                                   07/01/28   2.26       2,500,000     VMIG-1    A1+
  2,000,000  New York State Dormitory Authority RB
             (Cornell University) - Series A
             LOC Dexia CLF                                                      07/01/29   2.26       2,000,000               A1+
  4,480,000  New York State Dormitory Authority RB (Public Library) - Series A
             Insured by MBIA Insurance Corp.                                    07/01/28   2.29       4,480,000     VMIG-1    A1
  1,000,000  New York State Energy Research & Development Authority
             Electric Facilities RB
             LOC Royal Bank of Scotland                                         12/01/27   2.34       1,000,000     VMIG-1
  2,700,000  New York State Energy Research & Development Authority
             (Con edison Co., NY) - Subseries A -2
             LOC Wachovia Bank, N.A.                                            05/01/39   2.29       2,700,000     VMIG-1    A1+
 12,000,000  New York State HFA (Normandie Court II project) - Series A
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/29   2.34      12,000,000     VMIG-1
  5,000,000  New York State HFA (350 West 43rd Street Project) - Series A
             LOC landesbank Hessen                                              11/01/34   2.34       5,000,000     VMIG-1
  1,300,000  New York State HFA RB (Saville Housing) - Series A
             LOC Fleet Bank                                                     11/01/35   2.35       1,300,000     VMIG-1
  3,000,000  New York State HFA RB (Saxony Housing) - Series 1997A
             Collateralized by Federal National Mortgage Association            05/15/30   2.35       3,000,000     VMIG-1
  4,000,000  New York State HFA RB (Union Square Housing)
             Guaranteed by Federal National Mortgage Association                05/15/24   2.34       4,000,000     VMIG-1
 11,300,000  New York State HFA RB - Series A
             Guaranteed by Federal National Mortgage Association                05/01/29   2.34      11,300,000     VMIG-1
  3,300,000  New York State Housing Financial Agency - Series A
             LOC Key Bank                                                       11/01/34   2.45       3,300,000     VMIG-1
  4,000,000  New York State Housing Finance Agency (Helena Housing) - Series A
             LOC Fleet Bank                                                     11/01/36   2.34       4,000,000     VMIG-1
  1,750,000  New York State Housing Finance Agency RB
             (Archstone Westbury) - Series A
             LOC JPMorgan Chase & Co.                                           11/01/36   2.34       1,750,000     VMIG-1
 12,200,000  New York State Local Government Assistance Corporation Series 1994B
             LOC Westdeutsche Landesbank / Bayerische Landesbank                04/01/23   2.27      12,200,000     VMIG-1    A1+
  4,800,000  New York State Local Government Assistance Corporation Series 1995D
             LOC Societe Generale                                               04/01/25   2.20      4,800,000      VMIG-1    A1+
 12,700,000  New York State Local Government Assistance Corporation Series 1995F
             LOC Societe Generale                                               04/01/25   2.27     12,700,000      VMIG-1    A1+
  2,000,000  New York State Local Government Assistance Corporation Series 8V
             Insured by FSA                                                     04/01/19   2.23      2,000,000                A1+
  3,300,000  New York State Local Government Assistance Corporation Series A-7V
             Insured by FGIC                                                    04/01/20   2.27      3,300,000      VMIG-1    A1+
    900,000  New York State Local Government Assistance Corporation Series B
             LOC Bank of Nova Scotia                                            04/01/25   2.20        900,000      VMIG-1    A1+
 10,700,000  New York State Local Government Assistance Corporation Series C
             LOC Landesbank Hessen                                              04/01/25   2.20     10,700,000      VMIG-1    A1+
  3,600,000  New York State Local Government Assistance Corporation Series G
             LOC Bank of Nova Scotia                                            04/01/25   2.28      3,600,000      VMIG-1    A1
  9,540,000  New York State MHRB (Normandie Court I Project) - Series 1
             LOC Landesbank Hessen                                              05/15/15   2.28      9,540,000      VMIG-1    A1+
  5,000,000  New York Triborough Bridge & Tunnel Authority BAN - Series C
             Insured by AMBAC Indemnity Corp.                                   01/01/32   2.31      5,000,000      VMIG-1    A1+
  8,900,000  New York Triborough Bridge & Tunnel Authority - Series C
             Insured by AMBAC Indemnity Corp.                                   01/01/33   2.29      8,900,000      VMIG-1    A1+
  2,400,000  New York City Housing Development Corporation Multifamily
             (Manhattan Court Development) - Series 2004-A
             LOC Citibank, N.A.                                                 06/01/36   2.36      2,400,000                A1+
  1,675,000  New York City Housing Finance Agency RB
             (Avalon Chrystie Place I Project) - Series 2004-A
             LOC Bank of America                                                11/01/36   2.37      1,675,000     VMIG-1
  1,125,000  New York City IDA Civic Facilities
             (MSMC Realty Corporation Project)
             LOC J.P. Morgan Chase                                              01/01/31   2.29      1,125,000     VMIG-1     A1+
  9,000,000  New York , NY - Subseries H-6
             LOC Fleet Bank                                                     03/01/34   2.33       9,000,000     VMIG-1    A1
  1,000,000  New York , NY Environment Facilities Corporation Solid Waste
             LOC General Electric Company                                       07/01/19   2.22       1,000,000      P-1      A1+
 12,965,000  New York , NY GO - Subseries A-9
             LOC JP Morgan Chase                                                08/01/18   2.30      12,965,000     VMIG-1    A1+
  1,400,000  New York , NY HDC - Series A
             LOC Federal Home Loan Mortgage Corporation                         04/01/31   2.24       1,400,000     VMIG-1
  1,500,000  New York State Energy Research & Development Authority
             (Con Edison) - Subseries C-3
             LOC Citibank                                                       11/01/39   2.34       1,500,000     VMIG-1    A1+
 4,000,0000  NY Triborough Bridge & Tunnel Authority Revenues, - Subseries B-4  01/01/32   2.29       4,000,000     VMIG-1    A1+
  3,385,000  NY Troy Industrial Development Authority Civic Facility Revenue    04/01/37   2.30       3,385,000     VMIG-1    A1+
  4,000,000  Port Authority of New York and New Jersey ROB/INS
             Trust Receipts Class F - Series 10
             Insured by FSA                                                     01/15/17   2.33       4,000,000     VMIG-1    A1+
  2,000,000  Puerto Rico Commonwealth - PA 625
             Insured by AMBAC Indemnity Corporation                             07/01/10   2.33       2,000,000               A1+
  1,500,000  Puerto Rico Commonwealth Infrastrucuture Financing Authority       04/01/27   2.34       1,500,000               A1+
  1,500,000  Puerto Rico Commonwealth Infrastrucuture Financing Authority       04/01/27   2.34       1,500,000               A1+
  1,135,000  Puerto Rico HFC (Eagle) - Series 2000-C5102
             Insured by AMBAC Indemnity Corp.                                   10/01/11   2.43       1,135,000               A1+
  2,000,000  Puerto Rico Infrastrucuture Financing Authority
             (Eagle Trust) - Series 2001 (c)                                    10/01/34   2.34       2,000,000
  3,400,000  Puerto Rico PFC P-Floats PA 783                                    10/01/19   2.33       3,400,000               A1+
  3,395,000  Rensselaer County, Ny IDA (Polytech Institute Project) - Series A  02/01/22   2.30       3,395,000     VMIG-1    A1+
  4,000,000  Triborough Building & Tunnel Authority General - Series F
             LOC ABN Amro Bank                                                  11/01/32   2.28       4,000,000     VMIG-1    A1+
-----------                                                                                        ------------
396,466,600  Total Variable Rate Demand Instruments                                                 396,466,600
-----------                                                                                        ------------
Variable Rate Demand Instrument - Private Placement (c) (0.65%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
             LOC Union Bank of Switzerland                                      09/01/21   4.06%   $  3,000,000      P-1     A1+
-----------                                                                                        ------------
  3,000,000  Total Variable Rate Demand Instrument - Private Placement                                3,000,000
-----------                                                                                        ------------
             Total Investments (99.70%) (Cost $462,844,279+)                                       $462,844,279
             Cash and other assets, net of liabilities (0.30%)                                        1,398,983
                                                                                                   ------------
             Net Assets (100.00%)                                                                  $464,243,262
                                                                                                   ============
             Net Asset Value, offering and redemption price per share:
             Class A,         298,886,081 shares outstanding (Note 3)                              $       1.00
                                                                                                   ============
             Class B,          52,623,127 shares outstanding (Note 3)                              $       1.00
                                                                                                   ============
             Victory Shares,   44,237,263 shares outstanding (Note 3)                              $       1.00
                                                                                                   ============
             Advantage Shares, 68,514,721 shares outstanding (Note 3)                              $       1.00
                                                                                                   ============

             + Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

     (a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

     (b) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

     (c)  Securities  payable  on  demand  at  par  including  accrued  interest
          (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN     =   Bond Anticipation Note                           MHRB      =    Multi-Family Revenue Housing Bond
     CSD     =   Central School District                          MTA       =    Metropolitan Transit Authority
     FGIC    =   Financial Guaranty Insurance Company             PFC       =    Public Finance Corporation
     FSA     =   Financial Security Assurance                     RAN       =    Revenue Anticipation Note
     GO      =   General Obligation                               RB        =    Revenue Bond
     HDC     =   Housing Development Corporation                  ROB/INS   =    Reverse Option Bond / Inverse Securities
     HFA     =   Housing Finance Authority                        TAN       =    Tax Anticipation Note
     HFC     =   Housing Finance Commission                       TOCs      =    Tender Option Certificates
     IDA     =   Industrial Development Authority                 TOPS      =    Tender Option Puts
     IDRB    =   Industrial Development Revenue Bond
     LOC     =   Letter of Credit

ITEM 2:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: September 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven Duff
                                    ---------------
                                    Steven W. Duff, President

Date:  September 22, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date:  September 22, 2005

* Print the name and title of each signing officer under his or her signature.